First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 141.2%
	Aerospace & Defense – 1.9%
$6,157,243	Transdigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	06/09/23	$6,108,785
882,774	Transdigm, Inc., Tranche E Term Loan, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	05/30/25	873,187
				6,981,972
	Alternative Carriers – 0.7%
2,678,397	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	02/22/24	2,679,522
	Application Software – 8.5%
812,601	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.87%	04/26/24	805,491
3,061,241	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.36%	07/01/24	3,047,864
4,736,514	Infor (US), Inc. (fka Lawson Software, Inc.), Term Loan B-6, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	02/02/22	4,731,588
1,939,273	Informatica Corporation, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	08/06/22	1,939,680
903,835	Micro Focus International (MA Financeco, LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.61%	06/21/24	876,720
6,103,818	Micro Focus International (MA Financeco, LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.61%	06/21/24	5,920,704
3,799,353	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	11/30/24	3,554,295
1,043,168	NCR Corporation, Delayed Draw Term Loan (d)	0.00% (e)	08/31/26	1,039,913
912,772	NCR Corporation, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.64%	08/31/26	909,924
754,286	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	6.56%	04/26/24	751,932
1,836,958	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.81%	04/26/24	1,810,561
5,292,491	RP Crown Parent (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.86%	10/12/23	5,276,614
99,825	Ultimate Software Group, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	6.08%	04/15/26	100,003
				30,765,289
	Asset Management & Custody Banks – 0.4%
897,615	Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.45%	03/01/25	895,093
210,396	Mondrian Investment Partners Limited (MIP), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	03/09/20	209,870
419,245	Victory Capital Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	5.57%	06/30/26	418,591
				1,523,554
	Auto Parts & Equipment – 2.8%
1,990,215	American Axle & Manufacturing Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.40%	04/06/24	1,946,151
494,817	American Axle & Manufacturing Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.53%	04/06/24	483,862
6,015,549	Gates Global, LLC, Initial B-2 Dollar Term Loans, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.86%	03/31/24	5,859,806

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Auto Parts & Equipment (Continued)
$2,918,857	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	06/30/24	$1,734,911
				10,024,730
	Broadcasting – 10.9%
2,151,566	Cumulus Media Holdings, Inc., Exit Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor	6.62%	05/15/22	2,156,945
1,238,800	Diamond Sports Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.42%	08/23/26	1,238,800
2,583,488	E.W. Scripps Company, Incremental Term Loan B-1, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	05/01/26	2,582,584
5,462,178	Gray Television, Inc., Term C Loan, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/02/26	5,461,031
9,735,958	iHeartCommunications, Inc., Exit Term Loan, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.23%	05/01/26	9,757,863
6,956,522	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.84%	07/15/26	6,956,522
474,320	Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	01/17/24	472,119
2,381,039	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.37%	01/17/24	2,369,991
8,495,601	Tribune Media Company (fka Tribune Company), Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.11%	01/27/24	8,479,290
				39,475,145
	Building Products – 2.9%
187,438	Beacon Roofing Supply, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	01/02/25	185,974
67,015	JELD-WEN, Inc., Term Loan B-4, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.33%	12/14/24	66,785
10,475,412	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.84%	11/15/23	10,359,763
				10,612,522
	Cable & Satellite – 2.4%
973,393	Cablevision (aka CSC Holdings, Inc.), January 2018 Term Loans B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.70%	01/25/26	971,767
2,620,681	Cablevision (aka CSC Holdings, Inc.), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.45%	07/17/25	2,606,477
5,329,500	Virgin Media Investment Holdings Limited, Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.70%	01/15/26	5,325,396
				8,903,640
	Casinos & Gaming – 11.4%
7,934,782	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	12/22/24	7,811,237
7,516,889	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.36%	04/18/24	7,511,026
3,839,048	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.86%-4.93%	10/04/23	3,836,246
573,007	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	10/15/25	574,297
679,564	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	08/14/24	670,880
2,777,123	Scientific Games International, Inc., Term Loan B5, 2 Mo. LIBOR + 2.75%, 0.00% Floor	4.90%	08/14/24	2,741,631

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Casinos & Gaming (Continued)
$12,003,437	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.83%	07/10/25	$12,032,725
5,369,575	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.62%	06/08/23	5,374,837
741,400	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	05/10/26	740,473
				41,293,352
	Coal & Consumable Fuels – 0.4%
1,023,367	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.86%	03/07/24	1,011,424
305,983	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	03/31/25	301,204
				1,312,628
	Communications Equipment – 0.4%
1,483,058	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	04/06/26	1,474,412
	Construction & Engineering – 0.0%
178,062	Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.40%	07/31/26	177,987
	Diversified Support Services – 0.4%
1,373,377	Brightview Landscapes, LLC (FKA - Brickman), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.69%	08/15/25	1,372,237
	Electric Utilities – 0.3%
897,622	Vistra Operations Company, LLC (TEX/TXU), 2018 Incremental Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.11%-4.18%	12/31/25	898,367
29,878	Vistra Operations Company, LLC (TEX/TXU), 2018 Incremental Term Loan B3, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.33%	12/31/25	29,903
				928,270
	Environmental & Facilities Services – 1.7%
2,487,437	GFL Environmental, Inc., 2018 Incremental Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.11%	05/31/25	2,462,563
3,972,166	Packers Holdings, LLC, Term Loan B, 6 Mo. LIBOR + 3.00%, 1.00% Floor	5.32%	12/04/24	3,909,286
				6,371,849
	Food Distributors – 0.4%
1,468,359	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.09%	08/31/26	1,470,811
	Food Retail – 1.5%
5,423,971	Albertson’s, LLC, Term Loan B-8, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.86%	08/15/26	5,444,311
	Health Care Equipment – 1.4%
4,971,634	Acelity L.P., Inc. (Kinetic Concepts), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	01/31/24	4,974,120
	Health Care Facilities – 2.3%
1,028,930	Acadia Healthcare Company, Inc., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.61%	02/11/22	1,028,930
1,177,600	Acadia Healthcare Company, Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.61%	02/16/23	1,177,600

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Facilities (Continued)
$3,591,667	Concentra, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.21%	06/01/22	$3,590,158
1,566,008	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.88%	06/30/25	1,565,037
912,550	Select Medical Corporation, Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.85%	03/06/25	907,230
				8,268,955
	Health Care Services – 13.0%
4,105,451	21st Century Oncology Holdings, Inc., Tranche B Term Loan, 3 Mo. LIBOR + 6.13%, 1.00% Floor	8.46%	01/16/23	3,676,965
927,139	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.36%	03/14/25	869,777
772,211	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.43%	04/28/22	724,674
2,829,154	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	04/21/24	2,328,167
614	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.70%	02/15/26	610
244,197	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	6.68%	02/15/26	242,824
4,527,956	CDRH Parent, Inc. (Healogics, Inc.), Initial Term Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.73%	07/01/21	3,456,325
9,727,122	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.11%	06/07/23	9,638,508
5,716,775	DaVita, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.43%	08/12/26	5,722,835
3,630,749	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.86%	08/15/24	3,515,763
5,593,811	Envision Healthcare Corporation, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.86%	10/10/25	4,317,359
804,534	Exam Works (Gold Merger Co, Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.36%	07/27/23	803,698
5,196,861	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.37%	08/31/24	4,937,018
3,094,419	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.86%	02/06/24	2,484,045
1,683,589	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	7.11%	06/30/26	1,605,723
2,834,424	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.61%	08/27/25	2,838,846
187,598	Vizient, Inc., Term Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.61%	04/30/26	188,223
				47,351,360
	Health Care Supplies – 0.1%
404,521	ConvaTec, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.58%	10/31/23	402,802
	Health Care Technology – 1.5%
4,434,848	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.61%	03/01/24	4,383,094
182,193	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	6.00%	07/31/26	181,852
728,240	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.61%	07/31/26	723,994
				5,288,940

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Household Appliances – 0.9%
$3,498,322	Traeger Grills (TGP Holdings III, LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.58%	09/25/24	$3,279,676
	Human Resource & Employment Services – 1.1%
4,063,262	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.11%	05/01/24	4,059,889
	Hypermarkets & Super Centers – 2.1%
7,628,341	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.94%	02/03/24	7,629,943
	Independent Power Producers & Energy Traders – 0.8%
2,914,819	Calpine Corporation, New Term Loan B5, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/15/24	2,909,980
	Industrial Gases – 0.2%
805,860	Messer Industries USA, Inc., Initial Term B-1, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	09/30/25	800,107
	Industrial Machinery – 0.2%
923,666	Douglas Dynamics, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.12%	12/31/21	921,357
	Insurance Brokers – 11.7%
546,923	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.45%	05/10/25	539,064
6,671,192	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.15%	05/09/25	6,475,793
11,398,804	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.86%-4.98%	01/25/24	11,376,462
40,409	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.28%	04/25/25	39,565
15,961,444	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.27%	04/25/25	15,628,329
2,107,045	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.11%	01/06/24	2,062,924
6,658,739	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.33%	05/15/24	6,495,067
				42,617,204
	Integrated Telecommunication Services – 2.8%
10,260,581	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	01/31/25	10,106,673
	Investment Banking & Brokerage – 0.9%
3,381,320	Citadel Securities L.P., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.61%	02/28/26	3,381,320
	Leisure Facilities – 1.4%
5,669,962	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	09/18/24	5,068,946
	Life Sciences Tools & Services – 4.8%
6,427,175	Ortho-Clinical Diagnostics Holdings Luxembourg, Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	5.56%	05/31/25	6,049,579
4,045,367	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	09/27/24	3,796,132
3,248,212	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.61%	08/18/22	3,227,456

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Life Sciences Tools & Services (Continued)
$4,549,964	Sotera Health Holdings, LLC (Sterigenics), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.11%	05/15/22	$4,458,964
				17,532,131
	Managed Health Care – 6.1%
18,879,437	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	06/07/23	17,534,277
4,694,921	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.11%	12/02/24	4,562,900
				22,097,177
	Metal & Glass Containers – 1.5%
5,530,833	Berry Global, Inc., Term Loan U, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.70%	06/30/26	5,527,791
	Movies & Entertainment – 1.6%
2,722,676	AMC Entertainment, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	04/22/26	2,730,055
1,972,566	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	02/05/25	1,956,745
975,150	Creative Artists Agency, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.09%	02/15/24	974,419
				5,661,219
	Other Diversified Financial Services – 9.5%
12,267,250	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	04/04/24	12,273,875
8,540,144	Duff & Phelps Corporation (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.36%	02/13/25	8,285,477
10,702,406	Refinitiv US Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.86%	10/01/25	10,749,925
3,104,220	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	05/17/26	3,110,304
				34,419,581
	Packaged Foods & Meats – 1.8%
2,239,355	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.36%	08/03/22	2,233,756
18,545	Hostess Brands, LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	4.51%	08/03/22	18,499
4,302,335	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.51%	08/03/22	4,291,579
				6,543,834
	Paper Packaging – 3.6%
13,030,136	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	02/05/23	13,016,194
	Pharmaceuticals – 9.4%
1,685,673	Akorn, Inc., Loan, 1 Mo. LIBOR + 7.00%, 1.00% Floor	9.09%	04/16/21	1,557,141
19,400,630	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.20%	06/01/25	19,422,553
7,687,967	Endo, LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.38%	04/29/24	7,005,660
3,373,156	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.93%	10/15/25	3,341,111
1,477,330	Grifols Worldwide Operations Limited, Tranche B Term Loan, 1 Week LIBOR + 2.25%, 0.00% Floor	4.39%	01/31/25	1,478,157
912,664	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	5.08%	09/24/24	706,630

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Pharmaceuticals (Continued)
$654,710	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.18%	02/24/25	$500,853
				34,012,105
	Real Estate Services – 0.6%
588,170	Cushman & Wakefield (DTZ U.S. Borrower, LLC), Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	08/21/25	587,588
1,662,447	Realogy Corporation, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.42%	02/08/25	1,601,485
				2,189,073
	Restaurants – 3.6%
5,625,827	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-3, 1 Mo. LIBOR + 2.25%, 1.00% Floor	4.36%	02/15/24	5,614,800
625,653	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.55%-5.56%	01/18/25	620,767
6,897,527	Portillo’s Holdings, LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.83%	08/02/21	6,894,630
				13,130,197
	Security & Alarm Services – 0.3%
1,175,990	Garda World Security Corporation, Term Loan B, 2 Mo. LIBOR + 3.50%, 1.00% Floor	6.02%	05/26/24	1,175,884
	Semiconductors – 0.2%
661,171	Western Digital Corporation, U.S. Term B-4 Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.86%	04/29/23	658,691
	Specialized Consumer Services – 2.9%
724,000	Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.61%	08/04/25	733,998
1,228,226	Asurion, LLC (fka Asurion Corporation), Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.11%	08/04/22	1,228,447
3,632,029	Asurion, LLC (fka Asurion Corporation), Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.11%	11/03/23	3,632,683
4,962,406	Asurion, LLC (fka Asurion Corporation), Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.11%	11/03/24	4,962,406
				10,557,534
	Specialty Chemicals – 1.2%
4,216,624	H.B. Fuller Company, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.17%	10/20/24	4,194,866
	Systems Software – 6.7%
4,986,402	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	09/13/24	4,967,703
1,511,161	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	9.33%	09/13/25	1,521,860
1,912,652	Dynatrace, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.09%	08/22/25	1,912,174
1,170,985	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.87%	09/30/24	1,171,278
3,598,299	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.70%	06/13/24	3,467,357
3,280,344	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.37%	04/24/22	2,724,063

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software (Continued)
$1,465,818	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	04/16/25	$1,467,284
990,523	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	04/16/25	991,513
1,748,647	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	04/16/25	1,748,402
1,325,759	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	03/15/26	1,300,901
3,383,028	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	06/15/25	3,263,574
				24,536,109
	Total Senior Floating-Rate Loan Interests			513,125,889
	(Cost $524,486,152)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 1.7%
	Auto Parts & Equipment – 0.3%
1,093,000	American Axle & Manufacturing, Inc.	6.63%	10/15/22	1,105,296
	Cable & Satellite – 0.5%
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	5.75%	01/15/24	1,025,000
557,000	CSC Holdings, LLC (f)	5.50%	05/15/26	590,420
				1,615,420
	Health Care Facilities – 0.6%
2,136,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,309,336
	Health Care Services – 0.1%
438,000	DaVita, Inc.	5.13%	07/15/24	446,633
	Real Estate Services – 0.2%
668,000	Realogy Group LLC / Realogy Co-Issuer Corp. (f)	5.25%	12/01/21	652,770
	Total Corporate Bonds and Notes			6,129,455
	(Cost $5,942,424)

Shares	Description	Value
COMMON STOCKS (c) – 0.9%
	Broadcasting – 0.1%
25,815	Cumulus Media, Class A (g)	351,084
	Electric Utilities – 0.7%
106,607	Vistra Energy Corp.	2,659,845
	Oil & Gas Exploration & Production – 0.1%
119,734	Ascent Resources - Marcellus, LLC Class A Common Shares (g) (h) (i)	324,778
3,699	Fieldwood Energy Equity (g) (j)	107,271
		432,049
	Total Common Stocks	3,442,978
	(Cost $3,357,339)
RIGHTS (c) – 0.0%
	Electric Utilities – 0.0%
106,607	Vistra Energy Corp. (g)	87,418

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Shares	Description	Value
RIGHTS (c) (Continued)
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (g) (i) (k) (l)	$0
1	New Millennium Holdco, Inc., Lender Claim Trust (g) (i) (k) (l)	0
		0
	Total Rights	87,418
	(Cost $174,661)
WARRANTS (c) – 0.0%
	Oil & Gas Exploration & Production – 0.0%
31,000	Ascent Resources - Marcellus, LLC First Lien Warrants (g) (i) (l)	930
	(Cost $3,100)
MONEY MARKET FUNDS (c) – 0.5%
1,753,184	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.95% (m)	1,753,184
	(Cost $1,753,184)
	Total Investments – 144.3%	524,539,854
	(Cost $535,716,860) (n)
	Outstanding Loans – (41.8)%	(152,000,000)
	Net Other Assets and Liabilities – (2.5)%	(9,135,101)
	Net Assets – 100.0%	$363,404,753

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	Delayed Draw Loan. This security, or a portion of this security, represents an outstanding unfunded senior loan commitment, which will be funded at the borrower’s discretion.
(e)	Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2019, securities noted as such amounted to $1,243,190 or 0.3% of net assets.
(g)	Non-income producing security.
(h)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At August 31, 2019, securities noted as such amounted to $324,778 or 0.1% of net assets.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(j)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At August 31, 2019, securities noted as such amounted to $107,271 or 0.0% of net assets.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
(k)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At August 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(m)	Rate shown reflects yield as of August 31, 2019.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,184,476 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,361,482. The net unrealized depreciation was $11,177,006.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2019 is as follows:
	Total Value at 8/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 513,125,889	$ —	$ 513,125,889	$ —
Corporate Bonds and Notes*	6,129,455	—	6,129,455	—
Common Stocks:
Oil & Gas Exploration & Production	432,049	—	107,271	324,778
Other industry categories*	3,010,929	3,010,929	—	—
Rights:
Electric Utilities	87,418	—	87,418	—
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	930	—	—	930
Money Market Funds	1,753,184	1,753,184	—	—
Total Investments	$ 524,539,854	$ 4,764,113	$ 519,450,033	$ 325,708

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.